Accrued Expenses and Other Current Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Summary of Accrued and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following at the dates indicated:

	September 30, 2025	December 31, 2024
Accrued expenses and other current liabilities:
Accrued accounting and professional services costs	$2,183,090	$2,419,829
Sales tax payable	482,256	452,508
Excise tax payable	223,717	223,717
Provision for tax payable	525,359	—
Accrued payroll and benefit costs	182,887	207,970
Accrued legal costs	153,884	315,764
Accrued subscription costs	53,737	46,759
Accrued streaming service costs	48,698	51,308
Other current liabilities	141,860	173,163
Total accrued expenses and other current liabilities	$3,995,488	$3,891,018

Accrued expenses and other current liabilities consisted of the following at the dates indicated:

	December 31, 2024	December 31, 2023
Accrued expenses and other current liabilities:
Accrued accounting and professional services costs	$2,419,829	$1,511,889
Sales tax payable	452,508	314,873
Accrued legal costs	315,764	2,694,439
Excise tax payable	223,717	223,717
Accrued payroll and benefit costs	207,970	185,504
Accrued streaming service costs	51,308	37,765
Accrued subscription costs	46,759	22,110
Deposits	—	54,102
Other current liabilities	173,163	149,841
Total accrued expenses and other current liabilities	$3,891,018	$5,194,240